Stockholders’ Equity (Deficit) and Stock-Based Compensation - Schedule of Predecessor Stock Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted during the period (in dollars per share)		$ 0	$ 1.18	$ 0.12	$ 1.98	$ 0.28
Aggregate intrinsic value of options exercised during the period		$ 811	$ 3	$ 0	$ 407	$ 2
Aggregate fair value of options vested during the period		$ 276	$ 39	$ 0	$ 109	$ 35
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted during the period (in dollars per share)	$ 0.00
Aggregate intrinsic value of options exercised during the period	$ 1,584
Aggregate fair value of options vested during the period	$ 3,702